Business Segment Information	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 29, 2012
Business Segment Information
17.	BUSINESS SEGMENT INFORMATION

The Company operates in one business segment based on how the Chief Operating Decision Maker (“CODM”), the Chief Executive Officer, views the business for purposes of evaluating performance and making operating decisions. The Company markets and distributes fresh, frozen and dry food and non-food products to foodservice customers throughout the United States.

We use a centralized management structure, and Company strategies and initiatives are implemented and executed consistently across the organization to maximize value to the organization as a whole. We use shared resources for sales, procurement, and general and administrative costs across each of our distribution centers. Our distribution centers form a single network to reach our customers; it is common for a single customer to make purchases from several different distribution centers. Capital projects, whether for cost savings or generating incremental revenue, are typically evaluated based on estimated economic returns to the organization as a whole (e.g., net present value, return on investment).

The measure used by the CODM to assess operating performance is Adjusted EBITDA. Adjusted EBITDA is defined as net income (loss), plus interest expense, net, provision (benefit) for income taxes and depreciation and amortization adjusted for (i) Sponsor fees, (ii) restructuring and tangible and intangible asset impairment charges, (iii) share-based compensation expense, (iv) other gains, losses or charges as specified under the Company’s debt agreements and (v) the non-cash impact of LIFO adjustments. Costs to optimize and transform our business are noted as business transformation costs in the table below and are added to EBITDA in arriving at Adjusted EBITDA as specified under the Company’s debt agreements. Business transformation costs include costs related to functionalization and significant process and systems redesign in the Company’s replenishment, finance, category management and human resources functions; company rebranding; cash & carry retail store strategy and implementation; and process and system redesign related to the Company’s sales model.

The aforementioned items are specified as items to add to EBITDA in arriving at Adjusted EBITDA per the Company’s debt agreements and, accordingly, our management includes such adjustments when assessing the operating performance of the business.

The following is a quantitative reconciliation of Adjusted EBITDA to the most directly comparable GAAP financial performance measure, which is net loss for the periods indicated (in thousands):

	13-Weeks Ended
	March 30,	March 31,
	2013	2012
Adjusted EBITDA	$156,485	$177,520
Adjustments:
Sponsor fees (1)	(2,567)	(2,603)
Restructuring and tangible asset impairment charges (2)	(1,792)	(6)
Share-based compensation expense (3)	(3,800)	(1,644)
LIFO reserve change (4)	(1,890)	2,243
Loss on extinguishment of debt (5)	(23,967)	—
Business transformation costs (6)	(13,900)	(18,705)
Other (7)	(14,981)	(6,588)

EBITDA	93,588	150,217
Interest expense, net	(81,826)	(71,594)
Income tax (provision) benefit	(12,292)	1,812
Depreciation and amortization expense	(94,178)	(83,924)

Net loss	$(94,708)	$(3,489)

(1)	Consists of management fees paid to the Sponsors.
(2)	Restructuring and tangible asset impairment charges primarily consist of facility closing, severance and related costs and tangible asset impairment charges.
(3)	Share-based compensation expense represents costs recorded for Share Option Awards and Restricted Share Awards granted.
(4)	Consists of changes in the LIFO reserve.
(5)	The 2013 loss on extinguishment of debt consists of an early redemption premium and a write-off of unamortized debt issuance costs related to the Senior Subordinated Notes redemption.
(6)	Consists of costs to functionalize and optimize our business processes and systems.
(7)	Other includes gains, losses or charges as specified under the Company’s debt agreements.

22.	BUSINESS SEGMENT INFORMATION

The Company operates in one business segment based on how the Chief Operating Decision Maker (“CODM”), the Chief Executive Officer, views the business for purposes of evaluating performance and making operating decisions. The Company markets and distributes fresh, frozen and dry food and non-food products to foodservice customers throughout the United States.

We use a centralized management structure, and Company strategies and initiatives are implemented and executed consistently across the organization to maximize value to the organization as a whole. We use shared resources for sales, procurement, and general and administrative costs across each of our distribution centers. Our distribution centers form a single network to reach our customers; it is common for a single customer to make purchases from several different distribution centers. Capital projects, whether for cost savings or generating incremental revenue, are typically evaluated based on estimated economic returns to the organization as a whole (e.g., net present value, return on investment).

The measure used by the CODM to assess operating performance is Adjusted EBITDA. Adjusted EBITDA is defined as net income (loss), plus interest expense, net, provision (benefit) for income taxes and depreciation and amortization adjusted for (i) Sponsor fees, (ii) restructuring and tangible and intangible asset impairment charges, (iii) share-based compensation expense, (iv) other gains, losses or charges as permitted under the Company’s debt agreements and (v) the non-cash impact of LIFO adjustments. Costs to optimize and transform our business are noted as business transformation costs in the table below and are added to EBITDA in arriving at Adjusted EBITDA as permitted under the Company’s debt agreements. Business transformation costs include costs related to functionalization and significant process and systems redesign in the Company’s replenishment, finance, category management and human resources functions; company rebranding; cash & carry retail store strategy and implementation and process and system redesign related to the Company’s sales model.

The aforementioned items are specified as items to add to EBITDA in arriving at Adjusted EBITDA per the Company’s debt agreements and, accordingly, our management includes such adjustments when assessing the operating performance of the business.

The following is a quantitative reconciliation of Adjusted EBITDA to the most directly comparable U.S. GAAP financial performance measure, which is net income (loss):

	Year Ended December 29, 2012	Year Ended December 31, 2011	Year Ended January 1, 2011
	(in thousands)
Adjusted EBITDA	$840,750	$812,118	$736,224
Adjustments:
Sponsor fees (1)	(10,242)	(10,206)	(10,654)
Restructuring and tangible asset impairment (2)	(8,923)	(71,892)	(10,512)
Share-based compensation expense (3)	(4,312)	(14,677)	(3,484)
LIFO reserve change (4)	(13,213)	(59,300)	(30,047)
Legal (5)	—	(3,000)	(607)
Loss on extinguishment of debt (6)	(31,423)	(76,011)	—
Pension settlement (7)	(17,840)	—	—
Business transformation costs (8)	(74,900)	(44,700)	(18,802)
Other (9)	(20,918)	(26,231)	(10,258)

EBITDA	658,979	506,101	651,860
Interest expense, net	(311,812)	(307,614)	(341,718)
Income tax benefit (provision)	(42,448)	42,074	(15,585)
Depreciation and amortization expense	(355,892)	(342,732)	(307,522)

Net loss	$(51,173)	$(102,171)	$(12,965)

(1)	Consists of management fees paid to the Sponsors.
(2)	Restructuring and tangible asset impairment charges primarily consist of facility closing, severance and related costs and tangible asset impairment charges.
(3)	Share-based compensation expense represents costs recorded for Share Option Awards and Restricted Share Awards granted.
(4)	Consists of changes in the LIFO reserve.
(5)	Legal includes settlement costs accrued in 2011 for a class action matter and costs incurred for Ahold related legal matters in 2010.
(6)	The 2012 loss on extinguishment of debt consists of an early redemption premium and a write-off of unamortized debt issuance costs related to the Senior Subordinated Notes redemption, fees paid to debt holders, certain third party costs and the write-off of unamortized debt issuance costs related to the 2007 Term Loan amendments, certain third party costs related to the 2012 ABS Facility and a write-off of unamortized debt issuance costs related to the previous ABS Facility. The 2011 loss on extinguishment of debt consists of an early redemption premium and a write-off of unamortized debt issuance costs related to the May 2011 debt refinancing transactions.
(7)	Consists of a non-recurring charge resulting from lump-sum payment settlements to former employees participating in several Company sponsored pension plans.
(8)	Consists of costs to functionalize and optimize our business processes and systems, as well as implement our new brand image.
(9)	Other includes gains, losses or charges as permitted under the Company’s debt agreements.

The following table presents the sales mix for the Company’s principal product categories for the years ended December 29, 2012, December 31, 2011 and January 1, 2011:

	Year Ended December 29, 2012	Year Ended December 31, 2011	Year Ended January 1, 2011
	(in thousands)
Meats and seafood	$7,445,636	$6,851,675	$6,301,736
Dry grocery products	4,214,890	3,939,459	3,640,456
Refrigerated and frozen grocery products	3,373,764	3,170,696	3,041,560
Equipment, disposables and supplies	2,075,323	1,952,317	1,864,661
Dairy	2,221,986	2,135,695	1,859,850
Beverage products	1,322,961	1,267,969	1,193,014
Produce	1,010,361	1,027,058	960,815

	$21,664,921	$20,344,869	$18,862,092

No single customer accounted for more than 10% of the Company’s consolidated net sales for 2012, 2011 or 2010. However, customers purchasing through one group purchasing organization accounted for 11.2%, 10.9% and 10.1% of the Company’s consolidated net sales in 2012, 2011 and 2010, respectively.